Non-Controlling Interests - Summary of Redeemable Non-Controlling Interest Activities (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Noncontrolling Interest [Abstract]
Balance at the beginning of the period		¥ 39,208,619		¥ 36,304,276
Add: Capital contribution	¥ 34,000,000	2,500,000
Less: Comprehensive loss	(1,444,363)	(2,820,682)		(3,181,199)
Accretion of redeemable non-controlling interests	3,748,639	6,008,491		6,085,542
Balance at the end of the period	¥ 36,304,276	¥ 44,896,428	$ 6,448,968	¥ 39,208,619